Shareholders' Equity (Details) - Schedule of Loss Per Share the Weighted Average Number - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Loss Per Share the Weighted Average Number [Abstract]
Loss for the period (in Dollars)	$ 6,240	$ 6,184
Total number of Ordinary Shares	18,438,917	11,993,299
Weighted average number of Ordinary Shares	16,628,582	11,692,017
Basic and loss per share (in Dollars per share)	$ (0.38)	$ (0.53)